Financial risk management and financial instruments - Interest Rate Swap (Details) - Cash flow hedge - Interest rate swap R in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Financial risk management and financial instruments
Average fixed rate				2.70%
Fair value loss recognised in other comprehensive income		R (950)	R (1,560)
Over-effectiveness recognised in profit and loss		R 52	R 14
Percentage of LIBOR exposure hedged	50.00%
Notional amount | $	$ 3,995			$ 2,000	$ 1,980